Schedule of Investments (unaudited)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 92.3%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	1,888,269	$94,243,506
Total Investment Companies (Cost: $94,586,501)		94,243,506
Short-Term Securities
Money Market Funds — 50.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(a)(c)(d)	43,137,941	43,155,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	7,930,000	7,930,000
Total Short-Term Securities — 50.1% (Cost: $51,085,058)		51,085,196
Total Investments in Securities — 142.4% (Cost: $145,671,559)		145,328,702
Liabilities in Excess of Other Assets — (42.4)%		(43,298,432)
Net Assets — 100.0%		$102,030,270

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,428,819	$2,740,658 (a)	$—	$(14,145)	$(136)	$43,155,196	43,137,941	$71,225 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,690,000	6,240,000 (a)	—	—	—	7,930,000	7,930,000	116,857	—
iShares 10+ Year Investment Grade Corpo- rate Bond ETF	85,387,534	50,217,232	(40,046,499)	591,198	(1,905,959)	94,243,506	1,888,269	3,654,532	—
				$577,053	$(1,906,095)	$145,328,702		$3,842,614	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/25	USD	1,850	$16,281	$(994)	$17,275
4.46%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/08/26	USD	1,000	(1,021)	2	(1,023)
4.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/12/26	USD	700	(3,490)	2	(3,492)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/04/27	USD	500	$12,149	$2	$12,147
0.48%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/15/27	USD	2,335	152,596	22,510	130,086
3.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/28	USD	700	6,892	3	6,889
3.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/28	USD	300	3,002	2	3,000
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/29	USD	500	(1,439)	3	(1,442)
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/29	USD	600	(2,627)	4	(2,631)
4.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/10/29	USD	200	(4,121)	1	(4,122)
4.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/24/29	USD	100	(2,292)	1	(2,293)
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/29	USD	200	(1,261)	2	(1,263)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/02/30	USD	500	(9,093)	5	(9,098)
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/20/30	USD	500	(11,035)	5	(11,040)
3.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/21/30	USD	300	(42)	3	(45)
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/30	USD	221	333	2	331
0.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/19/30	USD	2,190	293,447	(27,024)	320,471
2.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/04/32	USD	2,230	206,727	27	206,700
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/21/32	USD	200	(197)	2	(199)
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/32	USD	164	306	2	304
3.37%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/22/33	USD	200	4,894	3	4,891
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/16/33	USD	100	1,377	1	1,376
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/11/33	USD	300	411	5	406
3.51%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/34	USD	1,100	20,093	16	20,077
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/34	USD	500	5,533	8	5,525
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/34	USD	250	1,925	3	1,922
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/24/34	USD	300	527	5	522
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/34	USD	300	2,196	5	2,191
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/08/34	USD	200	520	3	517
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/34	USD	200	(1,475)	3	(1,478)
3.24%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/34	USD	200	8,592	3	8,589
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/34	USD	500	1,506	8	1,498

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/34	USD	300	$521	$5	$516
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/35	USD	400	201	7	194
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/21/35	USD	400	326	7	319
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/02/35	USD	200	2,394	4	2,390
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/35	USD	121	331	2	329
1.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/17/36	USD	9,285	1,763,406	(446,800)	2,210,206
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/08/38	USD	1,000	19,196	19	19,177
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/11/38	USD	600	14,945	11	14,934
3.54%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/39	USD	1,800	83,638	35	83,603
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/39	USD	800	28,531	15	28,516
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/39	USD	200	6,525	4	6,521
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/39	USD	150	4,489	3	4,486
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/01/39	USD	200	5,361	4	5,357
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/12/39	USD	100	2,690	2	2,688
3.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/39	USD	300	16,487	6	16,481
3.43%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/39	USD	200	12,418	4	12,414
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/39	USD	700	13,823	14	13,809
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/40	USD	80	1,039	2	1,037
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/07/40	USD	200	1,654	4	1,650
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/25/40	USD	180	163	4	159
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/02/40	USD	280	4,538	6	4,532
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/40	USD	200	1,126	4	1,122
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/40	USD	206	892	5	887
1.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/10/41	USD	12,427	3,078,988	(1,056,422)	4,135,410
3.47%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/25/43	USD	200	16,144	4	16,140
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/03/43	USD	100	5,589	2	5,587
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/08/43	USD	1,800	81,186	47	81,139
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/11/43	USD	400	21,136	11	21,125
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/15/43	USD	200	7,208	6	7,202

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/18/43	USD	100	$2,814	$(190)	$3,004
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/44	USD	1,600	119,491	42	119,449
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/44	USD	800	48,910	21	48,889
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/44	USD	200	11,829	5	11,824
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/44	USD	280	15,044	7	15,037
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/24/44	USD	600	24,662	16	24,646
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/01/44	USD	200	9,775	5	9,770
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/44	USD	300	11,834	8	11,826
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/44	USD	200	7,495	5	7,490
3.71%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/12/44	USD	100	5,061	2	5,059
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/15/44	USD	200	8,243	5	8,238
3.85%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/44	USD	600	19,104	16	19,088
3.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/44	USD	270	21,988	7	21,981
3.43%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/02/44	USD	200	17,878	5	17,873
3.38%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/03/44	USD	400	38,355	10	38,345
3.63%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/44	USD	200	12,576	5	12,571
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/44	USD	750	27,618	20	27,598
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/44	USD	300	10,523	8	10,515
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/44	USD	300	8,254	8	8,246
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/45	USD	300	3,397	8	3,389
3.94%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/45	USD	300	6,723	8	6,715
4.01%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/45	USD	10	129	—	129
3.96%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/45	USD	400	7,969	12	7,957
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/07/45	USD	300	4,019	9	4,010
4.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/45	USD	700	(3,674)	20	(3,694)
4.16%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/05/45	USD	219	(1,750)	6	(1,756)
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/23/45	USD	100	276	2	274
3.96%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/02/45	USD	270	5,325	8	5,317
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/45	USD	350	2,748	9	2,739

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/45	USD	222	$1,332	$7	$1,325
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/28/45	USD	303	(3,771)	9	(3,780)
1.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/24/46	USD	4,300	1,533,535	(133,020)	1,666,555
1.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/46	USD	1,900	739,873	47	739,826
1.44%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/10/46	USD	1,550	591,951	44	591,907
3.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/27/48	USD	70	7,420	2	7,418
3.63%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/08/48	USD	1,900	134,795	58	134,737
3.44%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/49	USD	1,700	171,095	54	171,041
3.54%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/49	USD	750	63,569	23	63,546
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/09/49	USD	300	26,705	10	26,695
3.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/49	USD	200	16,409	6	16,403
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/49	USD	180	13,691	5	13,686
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/19/49	USD	300	18,280	10	18,270
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/01/49	USD	200	13,922	6	13,916
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/49	USD	300	22,918	10	22,908
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/12/49	USD	250	18,400	8	18,392
3.42%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/49	USD	320	33,674	10	33,664
3.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/49	USD	400	51,018	13	51,005
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/24/49	USD	200	23,480	6	23,474
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/03/49	USD	130	15,412	5	15,407
3.40%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/07/49	USD	200	21,632	6	21,626
3.57%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/49	USD	250	20,509	8	20,501
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/49	USD	600	31,706	19	31,687
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/50	USD	300	2,884	10	2,874
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/50	USD	600	(1,418)	19	(1,437)
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/02/50	USD	300	6,921	9	6,912
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/50	USD	350	3,234	12	3,222
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/50	USD	129	989	4	985
4.15%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/50	USD	196	(1,829)	7	(1,836)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/07/51	USD	11,085	$3,645,523	$(1,521,016)	$5,166,539
3.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/06/53	USD	300	44,494	1,026	43,468
3.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/05/53	USD	200	28,553	6	28,547
3.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/07/53	USD	200	26,759	6	26,753
3.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/27/53	USD	100	13,180	3	13,177
3.42%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/03/53	USD	100	10,898	4	10,894
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/08/53	USD	1,400	126,116	48	126,068
3.48%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/11/53	USD	100	9,821	4	9,817
3.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/15/53	USD	200	15,977	7	15,970
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/18/53	USD	150	10,727	(252)	10,979
3.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/31/53	USD	200	15,261	7	15,254
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/01/53	USD	120	6,476	4	6,472
3.36%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/54	USD	1,300	155,237	45	155,192
3.46%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/08/54	USD	550	56,406	19	56,387
3.44%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/09/54	USD	200	21,220	7	21,213
3.48%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/54	USD	150	14,891	5	14,886
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/54	USD	130	12,028	5	12,023
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/19/54	USD	300	22,391	10	22,381
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/23/54	USD	300	21,125	10	21,115
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/24/54	USD	200	15,045	7	15,038
3.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/01/54	USD	200	17,086	7	17,079
3.51%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/06/54	USD	200	18,690	7	18,683
3.62%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/54	USD	400	29,949	14	29,935
3.71%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/16/54	USD	350	20,996	12	20,984
3.51%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/08/54	USD	200	18,890	7	18,883
3.53%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/12/54	USD	150	13,558	5	13,553
3.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/15/54	USD	150	11,806	5	11,801
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/28/54	USD	350	23,246	13	23,233
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/20/54	USD	350	43,288	13	43,275

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/20/54	USD	300	$44,175	$10	$44,165
3.26%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/24/54	USD	250	33,932	8	33,924
3.31%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/02/54	USD	150	19,209	5	19,204
3.26%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/03/54	USD	150	20,441	5	20,436
3.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/05/54	USD	200	24,810	7	24,803
3.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/09/54	USD	250	24,241	9	24,232
3.68%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/29/54	USD	600	38,833	21	38,812
3.69%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/54	USD	200	12,550	7	12,543
3.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/54	USD	200	11,024	7	11,017
3.57%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/06/54	USD	350	29,417	12	29,405
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/55	USD	300	12,837	11	12,826
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/24/55	USD	250	12,577	9	12,568
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/55	USD	310	7,709	11	7,698
3.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/29/55	USD	250	8,226	9	8,217
3.92%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/07/55	USD	100	2,207	4	2,203
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/55	USD	200	2,489	7	2,482
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/15/55	USD	500	(439)	18	(457)
4.09%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/07/55	USD	166	(1,235)	6	(1,241)
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/23/55	USD	100	794	4	790
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/02/55	USD	420	10,254	15	10,239
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/55	USD	280	2,581	10	2,571
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/16/55	USD	264	(2,889)	9	(2,898)
4.15%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/28/55	USD	298	(5,151)	11	(5,162)
								$14,699,340	$(3,160,615)	$17,859,955
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$94,243,506	$—	$—	$94,243,506
Short-Term Securities
Money Market Funds	51,085,196	—	—	51,085,196
	$145,328,702	$—	$—	$145,328,702
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$17,920,342	$—	$17,920,342
Liabilities
Interest Rate Contracts	—	(60,387)	—	(60,387)
	$—	$17,859,955	$—	$17,859,955

(a)	Derivative financial instruments are swaps futures contracts. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate